Derviative Financial Liability	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [text block] [Abstract]
DERVIATIVE FINANCIAL LIABILITY

17.    DERVIATIVE FINANCIAL LIABILITY

In connection with the Business Combination (note 33), the Group issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (the “Private Warrants”).

No Public or Private Warrants have been exercised or redeemed since originally issued and until the date of these consolidated financial statements.

In response to the statement issued by the Securities and Exchange Commission (“SEC”) on 12 April 2021, with respect to the accounting treatment for warrant instruments issued by Special Purpose Acquisition Companies (SPACs), the Group has reassessed its accounting treatment of the Warrants.

After careful analysis, the Group has concluded that the Warrants should have been recorded as a derivative liability instead of equity and subsequently remeasured at fair value with changes recorded in consolidated statement of income (note 2).

Due to this misstatement, management decided to restate the Group’s previously issued consolidated financial statements for the year ended 31 December 2020. As a result, the Warrants are now classified as a liability at fair value on the Group’s consolidated statement of financial position as at 31 December 2020 and the change in the fair value of such liability in each period is recognized as a gain or loss in the Group’s consolidated statements of income. The correction of this misstatement resulted in a decrease in equity by USD 13,628 thousand with a corresponding increase in liabilities.

For the year ended 31 December 2020, a fair value loss of USD 4,418 thousand was also recognised in the consolidated statement of income in the restated consolidated financial statements with a consequent decrease in the amount of the retained earnings in equity.

Upon initial recognition, the fair value of the Warrants has been determined using a combination of a market approach and valuation technique performed by an independent third-party valuation specialist (for further details refer to note 33). Based on that, the estimated fair value of the Warrants was USD 9,210 thousand.

As at 31 December 2020, the Warrants were valued using the market quoted price on Nasdaq.

The table below illustrates the movement on the Warrants during the year:

31 December 2020
USD ‘000
Initial recognition of Warrants at the close of the Business Combination – now reclassified from equity to a liability	9,210
Change in fair value for the year ended 31 December 2020	4,418
Fair value of Warrants at the end of the year (restated)	13,628